BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@pacificlife.com
November 16, 2012
Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Choice Variable Annuity Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Choice Variable Annuity Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Choice”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The prospectus for Pacific Choice is based on, and is substantially similar to, the prospectus for the Pacific Journey Select Individual Flexible Premium Deferred Variable Annuity (File No. 333-168027) (“Pacific Journey Select”) offered by PL&A. The staff previously reviewed the Pacific Journey Select disclosure in connection with its review of the Initial N-4 Filing (filed July 8, 2010), Pre-Effective Amendment No. 1 (filed September 21, 2010) and Pre-Effective Amendment No. 2 (filed on October 20, 2010) of Pacific Journey Select. We also made applicable modifications based on recent Staff comments received for the Pacific Value Select (333-60833), Pacific Destinations O-Series (333-175279) and Schwab Retirement Income Variable Annuity (333-178742) registration statement filings, filed June 24, 2011, July 1, 2011, and December 23, 2012, respectively. All previously filed prospectuses are collectively referred to as “Prior Filings”.
By copy of this letter, we are sending an electronic copy of the Pacific Choice prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in Pacific Choice differs materially as follows:

Securities and Exchange Commission
Registration Statement for Pacific Choice Variable Annuity on behalf of PL&A
November 16, 2012

•	There are multiple Options to choose from; each carry different costs associated with Mortality and Expense Charges, Administrative Fees and withdrawal charges where applicable. All of the optional riders are available for any Option.

•	Revised Death Benefit Amount section and Stepped Up Death Benefit II rider section based on an Owner driven structure as opposed to Annuitant driven (e.g. death benefit triggered primarily upon the death of an Owner).

•	Revised Selecting Your Annuitant subsection due to the new Owner driven structure.

•	Categorized the optional living benefit riders into groups based on the benefits that the rider provides (e.g. withdrawal benefit versus accumulation benefit).

•	The optional living benefit riders are based on a variable pricing structure based, in part, on the monthly average of the 10-year Treasury; new optional rider charges subsection.

•	For some of the optional living benefit riders, only automatic resets are available (other reset types were removed due to the new variable pricing structure).
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.
Sincerely,
/s/ Brandon J. Cage
Brandon J. Cage